Interest-Bearing Deposits	12 Months Ended
Dec. 31, 2011
Interest-Bearing Deposits [Abstract]
INTEREST-BEARING DEPOSITS

NOTE 6 – INTEREST-BEARING DEPOSITS

Year-end interest-bearing deposits were as follows:

	2011	2010
Interest-bearing demand	$66,651	$65,732

Money market	101,435	110,087

Savings deposits	33,448	32,308

Time deposits
In denominations under $100,000	84,255	63,675
In denominations of $100,000 or more	89,965	129,579

Total	$375,754	$401,381

Scheduled maturities of time deposits were as follows:

2012	$101,403

2013	62,676

2014	9,134

2015	763

2016	244

Total	$174,220

At December 31, 2011 and 2010 deposits received from officers, directors and related affiliates were considered to be immaterial to the total amount of deposits held at the institution.